Financial risk management - Concentration by industry sector of financial instrument, net of allowance (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	₩ 587,134,608	₩ 549,873,781
Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	413,369,169	387,826,781
Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	14,166,508	17,016,263
Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	186,358,002	170,314,316
Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	15,251,465	24,778,332
Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	172,527,573	152,895,324
Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	25,065,621	22,822,546
Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,717,606	2,079,913
Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	34,262	93,109
Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,683,344	1,986,804
Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	58,310,838	55,275,031
Securities at fair value through other comprehensive income
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	63,806,919	57,409,433
Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	49,930,076	47,282,623
Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	5,399,286	4,481,506
Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	193,853,866	187,067,821
Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	199,253,152	191,549,327
Finance and insurance
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	114,234,341	124,138,498
Finance and insurance | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	42,099,438	51,775,579
Finance and insurance | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	13,447,829	16,656,030
Finance and insurance | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	15,216,403	24,671,308
Finance and insurance | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	13,384,083	10,403,261
Finance and insurance | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	51,123	44,980
Finance and insurance | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,020,998	1,177,901
Finance and insurance | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	34,262	63,112
Finance and insurance | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	986,736	1,114,789
Finance and insurance | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	33,769,892	34,294,362
Finance and insurance | Securities at fair value through other comprehensive income
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	27,034,695	26,528,743
Finance and insurance | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	10,309,318	10,361,913
Finance and insurance | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	775,357	919,485
Finance and insurance | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	15,445,541	13,474,195
Finance and insurance | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	16,220,898	14,393,680
Manufacturing
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	60,658,745	55,691,640
Manufacturing | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	53,387,545	48,600,580
Manufacturing | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	53,134,572	48,430,680
Manufacturing | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	252,973	169,900
Manufacturing | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	492,598	641,554
Manufacturing | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	492,598	641,554
Manufacturing | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	3,248,846	2,978,991
Manufacturing | Securities at fair value through other comprehensive income
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	3,529,756	3,448,765
Manufacturing | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net		21,750
Manufacturing | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	948,440	1,173,940
Manufacturing | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	25,389,003	25,825,767
Manufacturing | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	26,337,443	26,999,707
Retail and wholesale
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	23,104,240	20,752,883
Retail and wholesale | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	21,396,464	18,931,934
Retail and wholesale | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	21,167,564	18,679,397
Retail and wholesale | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	228,900	252,537
Retail and wholesale | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	15,107	19,210
Retail and wholesale | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	15,107	19,210
Retail and wholesale | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,169,038	1,223,958
Retail and wholesale | Securities at fair value through other comprehensive income
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	523,631	577,781
Retail and wholesale | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	396,571	539,195
Retail and wholesale | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	8,908,201	9,652,509
Retail and wholesale | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	9,304,772	10,191,704
Real estate and service
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	43,858,329	38,498,821
Real estate and service | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	41,155,529	35,958,502
Real estate and service | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,797	1,796
Real estate and service | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	41,106,836	35,920,334
Real estate and service | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	46,896	36,372
Real estate and service | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	78,753	81,005
Real estate and service | Deposits and loans at FVTPL | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net		29,997
Real estate and service | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	78,753	51,008
Real estate and service | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	773,687	574,547
Real estate and service | Securities at fair value through other comprehensive income
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	775,967	830,988
Real estate and service | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,074,393	1,053,779
Real estate and service | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	126,393	149,213
Real estate and service | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	3,676,457	3,619,939
Real estate and service | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	3,802,850	3,769,152
Construction service
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	6,489,483	5,748,752
Construction service | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	3,772,906	3,559,672
Construction service | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	3,727,338	3,521,216
Construction service | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	45,568	38,456
Construction service | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	22,537	3,000
Construction service | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	22,537	3,000
Construction service | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	299,972	248,399
Construction service | Securities at fair value through other comprehensive income
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,144,998	974,333
Construction service | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,249,070	963,348
Construction service | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	36,001	86,624
Construction service | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	2,213,871	2,159,128
Construction service | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	2,249,872	2,245,752
Lodging and Restaurant
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	6,759,785	6,571,223
Lodging and Restaurant | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	6,573,879	6,502,403
Lodging and Restaurant | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	6,544,166	6,479,253
Lodging and Restaurant | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	29,713	23,150
Lodging and Restaurant | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	2,637
Lodging and Restaurant | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	2,637
Lodging and Restaurant | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	152,341	46,177
Lodging and Restaurant | Securities at fair value through other comprehensive income
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	30,928	22,643
Lodging and Restaurant | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	56,105	49,544
Lodging and Restaurant | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	499,633	513,565
Lodging and Restaurant | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	555,738	563,109
Other industry
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	123,160,536	107,585,790
Other industry | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	36,114,259	31,611,937
Other industry | Due from banks and loans at amortized cost | Banks
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	718,679	360,233
Other industry | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	33,265	105,228
Other industry | Due from banks and loans at amortized cost | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	33,463,014	29,461,183
Other industry | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	1,899,301	1,685,293
Other industry | Deposits and loans at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	84,976	157,243
Other industry | Deposits and loans at FVTPL | Corporations
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	84,976	157,243
Other industry | Securities at FVTPL
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	18,897,062	15,908,597
Other industry | Securities at fair value through other comprehensive income
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	30,766,944	25,026,180
Other industry | Securities at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	37,297,295	34,881,833
Other industry | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	3,059,953	1,563,217
Other industry | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	20,404,848	19,277,732
Other industry | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	23,464,801	20,840,949
Retail customers
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	208,869,149	190,886,174
Retail customers | Due from banks and loans at amortized cost
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	208,869,149	190,886,174
Retail customers | Due from banks and loans at amortized cost | Retail
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	186,358,002	170,314,316
Retail customers | Due from banks and loans at amortized cost | Card receivable
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	22,511,147	20,571,858
Retail customers | Guarantees
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	466	288
Retail customers | Loan commitments and other liabilities related to credit
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	117,316,312	112,544,986
Retail customers | Total
Concentration by industry sector of financial instrument, net of allowance [Line Items]
Financial assets, net	₩ 117,316,778	₩ 112,545,274